Business Acquisitions (Tables)	9 Months Ended
Sep. 30, 2018
Schedule of Assets Acquired and Liabilities Assumed

The following table summarizes the fair value of consideration paid and the preliminary allocation of purchase price to the fair value of tangible and intangible assets acquired and liabilities assumed:

Fair Value

Intangible assets	$4,224,113
Property and equipment	607,257
Deposit	5,521
Line of credit	(119,902)
Notes payable	(118,413)

Net Assets Acquired	$4,598,576

Schedule of Intangible Assets Acquired

The following table summarizes the fair value of consideration paid and the preliminary allocation of purchase price to the fair value of intangible assets acquired:

	Fair Value	Useful Life

Non Compete	$1,591,507	3 years

Total intangible assets subject to amortization	$1,591,507

Schedule of Business Pro Forma

	Year ended		Nine months ended
	December 31	December 31	September 30
	2016	2017	2018

Net revenue	$5,415,415	$9,596,315	$7,243,289

Net loss from continuing operations	(2,006,672)	(1,519,731)	(4,059,674)

Net loss	$(2,207,956)	$(2,187,530)	$(4,155,785)

Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member]
Schedule of Intangible Assets Acquired

The following table summarizes the fair value of consideration paid and the preliminary allocation of purchase price to the fair value of intangible assets acquired:

Fair Value

Intangible assets	$750,189
Cash	45,736
Accounts Receivable, net	203,123
Other Assets	6,159
Property and equipment	18,647
Accounts Payable	(50,947)
Note Payable	(79,975)

Net Assets Acquired	$892,931

BioFirma LLC [Member]
Schedule of Intangible Assets Acquired

The following table summarizes the fair value of consideration paid and the preliminary allocation of purchase price to the fair value of intangible assets acquired:

Fair Value

Intangible assets	$1,429
Non-Controlling interest	(429)

Net Assets Acquired	$1,000